Segment and Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Three Months Ended
	March 31, 2026	March 31, 2025
United States	$2,338	$2,238
Isreal	9	11
Total revenue	$2,347	$2,249

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Years Ended December 31,
	2025	2024
United States	$9,924	$9,736
Isreal	34	—
France	14	—
Total property and equipment	$9,972	$9,736

Schedule of Property and Equipment by Geographic Area	Property and equipment by geographic areas was as follows (in thousands):
	March 31,	December 31,
	2026	2025
United States	$15	$18
Israel	70	68
France	4	—
Total property and equipment	$89	$86
Property and equipment by geographic areas was as follows (in thousands):
	Years Ended December 31,
	2025	2024
United States	$18	$29
Isreal	68	76
Total property and equipment	$86	$105